NON-INTEREST COST AND EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2024
NON-INTEREST COST AND EXPENSES BY NATURE
Schedule of non-interest cost and expenses by nature

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Employee compensation and benefits	2,067,204	2,539,858	2,934,035
Marketing and branding	548,348	461,594	1,032,197
Processing and servicing costs (Note 23)	373,840	375,904	486,783
Brokerage commission and handling charge expenses (Note 21)	329,789	249,567	341,238
Rental and other related expenses	119,854	157,898	175,802
Professional services	135,167	69,324	79,218
Depreciation and amortization	54,714	60,849	69,917
Others	123,706	175,182	231,781
Total	3,752,622	4,090,176	5,350,971